Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

Note 9 – INCOME TAXES

British Virgin Islands (“BVI”)

Under the current laws of BVI, TDH Holdings and Vigour are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

The Company’s subsidiaries—TDH HK, TDH Foods and Hengzhuo—were incorporated in Hong Kong and have no operating profit or tax liabilities during the period. TDH HK, TDH Foods and Hengzhuo were subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

United States

The Company’s subsidiary, TDH Income, is incorporated in the State of Nevada and is subject to the United States Federal income tax at a statutory rate of 21%. On October 31, 2021, TDH Income acquired 51% equity interests of Far Ling’s Inc. and 100% equity interests of Bo Ling’s Chinese Restaurant, Inc. The Company’s subsidiaries, Ruby21Noland and HARDEES2470 LLC, are incorporated in the State of Missouri. For the subsidiaries and entities incorporated in the United States listed above, they are subject to the United States Federal income tax at a statutory rate of 21%. However, no provision for the U.S. Federal income tax has been made as TDH Income Corporation, Ruby21Noland LLC, and HARDEES2470 LLC had immaterial taxable income in this jurisdiction for the reporting periods.

Belgium

The Company’s subsidiary, TDH Group BVBA, is incorporated in Belgium and has no operating profit or tax liabilities during the reporting period. TDH Group BVBA is subject to tax at 29.58% on the assessable profits arising in or derived from Belgium.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect as of January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Years Ended December 31,
	2024	2023	2022
United States income tax rate	21.00%	21.00%	21.00%
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	0.00%	0.00%	8.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.00%	0.00%	0.00%
Effect of expenses not deductible for tax purposes	0.00%	0.00%	-17.41%
Valuation allowance recognized with respect to the loss in subsidiaries	-37.50%	-37.50%	-28.59%
Other	-0.00%	-0.00%	0.00%
Total	-%	-%	-%

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2024 and 2023.

Deferred tax assets and liabilities as of December 31, 2024 and 2023 are composed of the following:

As of December 31,
	2024	2023
Deferred tax assets, non-current
Net operating loss carrying forward	$-	$-
Total deferred tax assets
Valuation allowance	-	-
Total deferred tax assets	$-	$-